Deferred Income Tax and Income Tax Expense - Summary of Tax on the Group's Profit Before Tax (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
Profit before income tax expense	₩ 816,997	₩ 1,123,431	₩ 710,741
Statutory income tax expense	197,251	271,870	171,999
Tax effect
Income not taxable for taxation purposes	(19,268)	(28,093)	(21,881)
Non-deductible expenses	39,746	21,947	28,849
Tax credit	(27,211)	(13,764)	(9,660)
Additional payment of income taxes	976	(4,780)	997
Tax effect and adjustment on consolidation
Goodwill impairment	20,475	31,847	23,185
Eliminated dividend income form subsidiaries	34,305	40,087	20,452
Changes of out-side tax effect	17,990	(567)	9,844
Others	6,392	9,767	3,346
Income tax expense	₩ 270,656	₩ 328,314	₩ 227,131